Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–77.29%
Advertising–0.01%
Trade Desk, Inc. (The), Class A(b)(c)	1,190	$25,656
Aerospace & Defense–1.66%
Axon Enterprise, Inc.(b)	203	91,090
Boeing Co. (The)(b)	2,127	491,656
General Dynamics Corp.	726	251,791
General Electric Co.	2,863	926,925
Howmet Aerospace, Inc.	1,083	279,685
L3Harris Technologies, Inc.	504	158,851
Lockheed Martin Corp.	629	333,653
Northrop Grumman Corp.	387	218,144
RTX Corp.	3,643	654,502
TransDigm Group, Inc.	151	190,006
		3,596,303
Agricultural & Farm Machinery–0.17%
Deere & Co.	681	369,225
Agricultural Products & Services–0.05%
Archer-Daniels-Midland Co.	1,290	102,916
Air Freight & Logistics–0.22%
FedEx Corp.	625	257,344
United Parcel Service, Inc., Class B	2,011	214,553
		471,897
Apparel Retail–0.31%
Ross Stores, Inc.	860	199,288
TJX Cos., Inc. (The)	3,018	467,035
		666,323
Apparel, Accessories & Luxury Goods–0.02%
lululemon athletica, Inc.(b)	278	36,468
Application Software–1.67%
Adobe, Inc.(b)	1,113	288,501
AppLovin Corp., Class A(b)	608	372,759
Autodesk, Inc.(b)	575	133,003
Cadence Design Systems, Inc.(b)	738	276,698
Circle Internet Group, Inc.(b)(c)	461	52,093
Datadog, Inc., Class A(b)	870	215,195
Fair Isaac Corp.(b)	62	77,537
HubSpot, Inc.(b)	134	29,564
Intuit, Inc.	741	245,664
Palantir Technologies, Inc., Class A(b)	5,933	928,752
Roper Technologies, Inc.	290	94,404
Salesforce, Inc.	2,482	474,310
Strategy, Inc., Class A(b)	727	115,658
Synopsys, Inc.(b)	502	238,761
Workday, Inc., Class A(b)	575	84,059
		3,626,958
Asset Management & Custody Banks–0.67%
Ameriprise Financial, Inc.	251	111,873
Bank of New York Mellon Corp. (The)	1,869	260,595
Shares		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc.	389	$407,236
Blackstone, Inc., Class A	1,977	231,250
KKR & Co., Inc., Class A	1,854	177,873
Northern Trust Corp.	506	83,718
State Street Corp.	752	117,041
T. Rowe Price Group, Inc.	583	60,941
		1,450,527
Automobile Manufacturers–1.49%
Ford Motor Co.	10,552	184,027
General Motors Co.	2,519	209,681
Tesla, Inc.(b)	6,501	2,833,071
		3,226,779
Automotive Retail–0.21%
AutoZone, Inc.(b)	45	132,084
Carvana Co.(b)(c)	1,795	131,035
O’Reilly Automotive, Inc.(b)	2,279	197,999
		461,118
Biotechnology–1.17%
AbbVie, Inc.	4,804	1,045,927
Amgen, Inc.	1,463	492,724
BioNTech SE, ADR (Germany)(b)	685	65,726
Gilead Sciences, Inc.	3,373	453,432
Regeneron Pharmaceuticals, Inc.	274	168,449
Vertex Pharmaceuticals, Inc.(b)	685	306,565
		2,532,823
Broadline Retail–3.48%
Amazon.com, Inc.(b)	26,370	7,136,777
Coupang, Inc. (South Korea)(b)	3,621	60,109
eBay, Inc.	1,220	133,309
MercadoLibre, Inc. (Brazil)(b)	137	232,304
		7,562,499
Building Products–0.29%
Carrier Global Corp.	2,139	136,618
Johnson Controls International PLC	1,648	220,931
Trane Technologies PLC	598	269,877
		627,426
Cable & Satellite–0.13%
Charter Communications, Inc., Class A(b)	239	34,428
Comcast Corp., Class A	9,759	242,706
		277,134
Cargo Ground Transportation–0.05%
Old Dominion Freight Line, Inc.	506	113,926
Casinos & Gaming–0.06%
Flutter Entertainment PLC (Ireland)(b)	431	41,798
Las Vegas Sands Corp.	1,836	92,847
		134,645
Commodity Chemicals–0.03%
Dow, Inc.	1,926	65,002
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Communications Equipment–0.89%
Arista Networks, Inc.(b)	2,833	$451,779
Cisco Systems, Inc.	10,726	1,291,625
Motorola Solutions, Inc.	448	180,669
		1,924,073
Construction & Engineering–0.13%
Quanta Services, Inc.	402	286,115
Construction Machinery & Heavy Transportation Equipment– 0.70%
Caterpillar, Inc.	1,271	1,113,231
Cummins, Inc.	376	243,133
PACCAR, Inc.	1,403	154,849
		1,511,213
Construction Materials–0.09%
Martin Marietta Materials, Inc.	163	94,807
Vulcan Materials Co.	356	100,720
		195,527
Consumer Electronics–0.05%
Garmin Ltd.	441	103,159
Consumer Finance–0.42%
American Express Co.	1,872	592,432
Capital One Financial Corp.	1,722	323,615
		916,047
Consumer Staples Merchandise Retail–1.27%
Costco Wholesale Corp.	1,205	1,152,365
Dollar General Corp.	598	66,145
Target Corp.	1,226	155,788
Walmart, Inc.	11,873	1,374,300
		2,748,598
Copper–0.14%
Freeport-McMoRan, Inc.	3,884	255,217
Southern Copper Corp. (Mexico)(c)	254	48,690
		303,907
Data Center REITs–0.21%
Digital Realty Trust, Inc.	934	177,460
Equinix, Inc.	266	284,099
		461,559
Distillers & Vintners–0.03%
Constellation Brands, Inc., Class A	413	57,333
Diversified Banks–2.39%
Bank of America Corp.	19,829	1,023,176
Citigroup, Inc.	4,853	610,993
Fifth Third Bancorp	1,789	89,325
JPMorgan Chase & Co.	7,378	2,208,309
NU Holdings Ltd., Class A (Brazil)(b)	9,506	124,814
PNC Financial Services Group, Inc. (The)	1,063	235,050
U.S. Bancorp	4,221	231,522
Wells Fargo & Co.	8,526	661,106
		5,184,295
Diversified Financial Services–0.07%
Apollo Global Management, Inc.	1,200	154,452
Shares		Value
Diversified Support Services–0.11%
Cintas Corp.	925	$158,416
Copart, Inc.(b)	2,408	78,910
		237,326
Electric Utilities–1.01%
American Electric Power Co., Inc.	1,443	182,785
Constellation Energy Corp.	787	226,459
Duke Energy Corp.	2,099	257,610
Edison International	1,039	72,668
Entergy Corp.(c)	1,198	130,642
Eversource Energy	1,019	69,567
Exelon Corp.	2,730	124,597
FirstEnergy Corp.	1,560	72,368
NextEra Energy, Inc.	5,661	492,564
PG&E Corp.	5,913	96,618
PPL Corp.	1,997	70,674
Southern Co. (The)	3,008	276,886
Xcel Energy, Inc.	1,599	127,121
		2,200,559
Electrical Components & Equipment–0.57%
AMETEK, Inc.	623	140,705
Eaton Corp. PLC	1,055	422,633
Emerson Electric Co.	1,516	218,031
Rockwell Automation, Inc.	304	137,122
Vertiv Holdings Co., Class A	1,015	320,446
		1,238,937
Electronic Components–0.41%
Amphenol Corp., Class A	3,310	492,395
Corning, Inc.	2,142	388,045
		880,440
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	463	156,647
Electronic Manufacturing Services–0.08%
TE Connectivity PLC (Switzerland)	795	169,661
Environmental & Facilities Services–0.20%
Republic Services, Inc.	542	108,639
Waste Connections, Inc.	694	103,420
Waste Management, Inc.	1,092	230,914
		442,973
Fertilizers & Agricultural Chemicals–0.07%
Corteva, Inc.	1,825	142,861
Financial Exchanges & Data–0.65%
CME Group, Inc., Class A	970	265,334
Coinbase Global, Inc., Class A(b)(c)	600	113,418
Intercontinental Exchange, Inc.	1,531	226,358
Moody’s Corp.	485	219,826
MSCI, Inc.	197	124,382
Nasdaq, Inc.	1,226	113,430
S&P Global, Inc.	822	348,528
		1,411,276
Food Distributors–0.04%
Sysco Corp.	1,301	98,629
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Food Retail–0.05%
Kroger Co. (The)	1,706	$106,028
Footwear–0.07%
NIKE, Inc., Class B	3,162	146,179
Gold–0.15%
Newmont Corp.	2,969	326,026
Health Care Distributors–0.24%
Cardinal Health, Inc.	641	126,149
Cencora, Inc.	526	141,683
McKesson Corp.	337	250,202
		518,034
Health Care Equipment–1.02%
Abbott Laboratories	4,700	402,320
Becton, Dickinson and Co.	774	113,871
Boston Scientific Corp.(b)	4,008	193,627
Dexcom, Inc.(b)	1,040	76,690
Edwards Lifesciences Corp.(b)	1,537	132,904
GE HealthCare Technologies, Inc.	1,236	77,052
IDEXX Laboratories, Inc.(b)	214	120,595
Intuitive Surgical, Inc.(b)	959	407,230
Medtronic PLC	3,463	255,604
ResMed, Inc.	395	75,275
STERIS PLC	266	56,586
Stryker Corp.	976	297,768
		2,209,522
Health Care Facilities–0.07%
HCA Healthcare, Inc.	421	159,365
Health Care REITs–0.23%
Ventas, Inc.	1,270	107,213
Welltower, Inc.	1,865	382,941
		490,154
Health Care Services–0.26%
Cigna Group (The)	720	199,728
CVS Health Corp.	3,463	315,064
Labcorp Holdings, Inc.	224	58,253
		573,045
Health Care Supplies–0.02%
Medline, Inc.(b)(c)	1,182	43,214
Health Care Technology–0.03%
Veeva Systems, Inc., Class A(b)	407	70,956
Heavy Electrical Equipment–0.33%
GE Vernova, Inc.	738	714,620
Home Improvement Retail–0.55%
Home Depot, Inc. (The)	2,707	858,498
Lowe’s Cos., Inc.	1,525	326,899
		1,185,397
Homebuilding–0.07%
D.R. Horton, Inc.	703	103,404
Lennar Corp., Class A	620	55,664
		159,068
Shares		Value
Hotels, Resorts & Cruise Lines–0.53%
Airbnb, Inc., Class A(b)	1,126	$150,107
Booking Holdings, Inc.	2,192	367,007
Hilton Worldwide Holdings, Inc.	619	202,821
Marriott International, Inc., Class A	597	224,233
Royal Caribbean Cruises Ltd.	690	196,395
		1,140,563
Household Products–0.58%
Church & Dwight Co., Inc.	637	60,916
Colgate-Palmolive Co.	2,176	196,123
Kimberly-Clark Corp.	914	89,207
Procter & Gamble Co. (The)	6,354	912,180
		1,258,426
Human Resource & Employment Services–0.15%
Automatic Data Processing, Inc.	1,093	242,471
Paychex, Inc.	876	84,955
		327,426
Independent Power Producers & Energy Traders–0.07%
Vistra Corp.	906	145,168
Industrial Conglomerates–0.29%
3M Co.	1,435	219,742
Honeywell International, Inc.	1,727	410,784
		630,526
Industrial Gases–0.37%
Air Products and Chemicals, Inc.	599	166,894
Linde PLC	1,264	629,080
		795,974
Industrial Machinery & Supplies & Components–0.38%
Dover Corp.	368	77,780
Fortive Corp.	860	50,155
Illinois Tool Works, Inc.	787	194,609
Ingersoll Rand, Inc.	1,073	76,870
Otis Worldwide Corp.	1,046	74,099
Parker-Hannifin Corp.	343	289,708
Xylem, Inc.	661	72,406
		835,627
Industrial REITs–0.17%
Prologis, Inc.	2,527	362,549
Insurance Brokers–0.28%
Aon PLC, Class A	575	181,734
Arthur J. Gallagher & Co.	688	138,364
Marsh & McLennan Cos., Inc.	1,332	213,080
Willis Towers Watson PLC	259	64,665
		597,843
Integrated Oil & Gas–1.29%
Chevron Corp.	5,452	994,772
Exxon Mobil Corp.	11,453	1,663,663
Occidental Petroleum Corp.	2,655	150,352
		2,808,787
Integrated Telecommunication Services–0.47%
AT&T, Inc.	19,263	477,722
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.	11,468	$548,285
		1,026,007
Interactive Home Entertainment–0.14%
Electronic Arts, Inc.	606	122,242
Roblox Corp., Class A(b)	1,655	78,033
Take-Two Interactive Software, Inc.(b)	462	103,562
		303,837
Interactive Media & Services–6.93%
Alphabet, Inc., Class A (Acquired 02/24/2021-04/01/2026; Cost $3,524,643)(d)	29,682	11,289,252
Meta Platforms, Inc., Class A	5,919	3,743,827
		15,033,079
Internet Services & Infrastructure–0.24%
Cloudflare, Inc., Class A(b)	844	204,096
CoreWeave, Inc., Class A(b)(c)	804	88,062
Snowflake, Inc., Class A(b)	899	229,740
		521,898
Investment Banking & Brokerage–0.97%
Charles Schwab Corp. (The)	4,532	395,870
Goldman Sachs Group, Inc. (The)	811	831,729
Morgan Stanley	3,288	683,904
Robinhood Markets, Inc., Class A(b)	2,051	193,410
		2,104,913
IT Consulting & Other Services–0.54%
Accenture PLC, Class A	1,670	312,407
Cognizant Technology Solutions Corp., Class A	1,300	72,481
Gartner, Inc.(b)	190	30,818
International Business Machines Corp.	2,542	757,008
		1,172,714
Life & Health Insurance–0.18%
Aflac, Inc.	1,268	142,549
MetLife, Inc.	1,778	147,023
Prudential Financial, Inc.	952	95,809
		385,381
Life Sciences Tools & Services–0.52%
Agilent Technologies, Inc.	770	104,358
Danaher Corp.	1,752	320,038
IQVIA Holdings, Inc.(b)	467	85,092
Mettler-Toledo International, Inc.(b)	54	63,751
Thermo Fisher Scientific, Inc.	1,020	502,360
Waters Corp.(b)	162	62,139
		1,137,738
Managed Health Care–0.62%
Centene Corp.(b)	1,308	77,957
Elevance Health, Inc.	603	237,093
Humana, Inc.	327	99,872
UnitedHealth Group, Inc.	2,460	935,563
		1,350,485
Movies & Entertainment–0.83%
Liberty Media Corp.-Liberty Formula One(b)	842	76,445
Shares		Value
Movies & Entertainment–(continued)
Netflix, Inc.(b)	12,354	$1,062,691
Walt Disney Co. (The)	4,854	494,283
Warner Bros. Discovery, Inc.(b)	6,344	171,352
		1,804,771
Multi-Family Residential REITs–0.06%
AvalonBay Communities, Inc.	383	69,901
Equity Residential	1,048	68,592
		138,493
Multi-Sector Holdings–1.12%
Berkshire Hathaway, Inc., Class B(b)	5,122	2,430,287
Multi-Utilities–0.39%
Ameren Corp.	722	77,954
CMS Energy Corp.	821	59,580
Consolidated Edison, Inc.	974	102,884
Dominion Energy, Inc.	2,321	155,368
DTE Energy Co.	563	80,436
Public Service Enterprise Group, Inc.	1,357	106,728
Sempra	1,774	158,116
WEC Energy Group, Inc.	883	98,057
		839,123
Oil & Gas Equipment & Services–0.18%
Baker Hughes Co., Class A	2,665	170,240
SLB Ltd.	4,032	219,946
		390,186
Oil & Gas Exploration & Production–0.37%
ConocoPhillips	3,350	381,833
Devon Energy Corp.	2,966	131,957
Diamondback Energy, Inc.	491	94,017
EOG Resources, Inc.	1,464	195,268
		803,075
Oil & Gas Refining & Marketing–0.27%
Marathon Petroleum Corp.	810	201,504
Phillips 66	1,088	191,357
Valero Energy Corp.	826	202,221
		595,082
Oil & Gas Storage & Transportation–0.31%
Cheniere Energy, Inc.	578	129,969
Kinder Morgan, Inc.	5,247	163,077
ONEOK, Inc.	1,709	143,453
Williams Cos., Inc. (The)	3,287	234,659
		671,158
Other Specialized REITs–0.04%
VICI Properties, Inc.	2,998	84,604
Packaged Foods & Meats–0.21%
General Mills, Inc.	1,437	48,585
Hershey Co. (The)	396	76,836
Kraft Heinz Co. (The)	3,210	77,072
McCormick & Co., Inc.	724	34,296
Mondelez International, Inc., Class A	3,505	214,401
		451,190
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Passenger Airlines–0.02%
Delta Air Lines, Inc.	441	$36,374
Passenger Ground Transportation–0.18%
Uber Technologies, Inc.(b)	5,432	382,413
Personal Care Products–0.04%
Kenvue, Inc.	5,180	89,510
Pharmaceuticals–2.60%
Bristol-Myers Squibb Co.	5,534	316,434
Eli Lilly and Co.	2,316	2,559,180
Johnson & Johnson	6,548	1,475,461
Merck & Co., Inc.	6,748	801,122
Pfizer, Inc.	15,445	404,350
Zoetis, Inc.	1,181	91,752
		5,648,299
Property & Casualty Insurance–0.60%
Allstate Corp. (The)	704	145,087
American International Group, Inc.	1,456	108,079
Arch Capital Group Ltd.(b)	946	84,516
Chubb Ltd.	1,068	332,927
Hartford Insurance Group, Inc. (The)	752	95,602
Markel Group, Inc.(b)	34	61,730
Progressive Corp. (The)	1,597	304,069
Travelers Cos., Inc. (The)	601	175,426
		1,307,436
Rail Transportation–0.39%
CSX Corp.	5,026	227,477
Norfolk Southern Corp.	670	204,323
Union Pacific Corp.	1,611	423,113
		854,913
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	804	100,532
CoStar Group, Inc.(b)	1,139	36,676
		137,208
Regional Banks–0.15%
M&T Bank Corp.	414	89,470
Regions Financial Corp.	2,380	66,640
Truist Financial Corp.	3,454	166,517
		322,627
Research & Consulting Services–0.06%
Equifax, Inc.	331	54,877
Verisk Analytics, Inc.	376	65,796
		120,673
Restaurants–0.56%
Chipotle Mexican Grill, Inc.(b)	3,573	113,836
DoorDash, Inc., Class A(b)	944	150,370
McDonald’s Corp.	1,937	540,810
Starbucks Corp.	3,101	307,495
Yum! Brands, Inc.	750	110,963
		1,223,474
Retail REITs–0.15%
Realty Income Corp.	2,484	152,220
Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	874	$179,091
		331,311
Self-Storage REITs–0.10%
Extra Space Storage, Inc.	564	81,391
Public Storage	475	144,253
		225,644
Semiconductor Materials & Equipment–1.26%
Applied Materials, Inc.	2,152	968,529
KLA Corp.	357	686,051
Lam Research Corp.	3,408	1,084,357
		2,738,937
Semiconductors–13.14%
Advanced Micro Devices, Inc.(b)	4,408	2,274,969
Analog Devices, Inc.	1,330	550,421
Broadcom, Inc.	12,659	5,655,661
GLOBALFOUNDRIES, Inc.(b)	286	22,871
Intel Corp.(b)	11,462	1,314,462
Marvell Technology, Inc.	2,296	470,680
Microchip Technology, Inc.	1,430	135,350
Micron Technology, Inc.	3,053	2,964,463
Monolithic Power Systems, Inc.	124	194,210
NVIDIA Corp.	63,658	13,440,750
QUALCOMM, Inc.	2,912	730,970
Texas Instruments, Inc.	2,472	755,641
		28,510,448
Soft Drinks & Non-alcoholic Beverages–0.79%
Coca-Cola Co. (The)	11,626	918,570
Keurig Dr Pepper, Inc.	3,490	104,805
Monster Beverage Corp.(b)	1,880	165,590
PepsiCo, Inc.	3,705	534,224
		1,723,189
Specialty Chemicals–0.23%
DuPont de Nemours, Inc.	1,129	54,666
Ecolab, Inc.	686	175,616
PPG Industries, Inc.	610	68,918
Sherwin-Williams Co. (The)	667	202,661
		501,861
Steel–0.07%
Nucor Corp.	615	153,750
Systems Software–5.36%
CrowdStrike Holdings, Inc., Class A(b)	662	483,922
Fortinet, Inc.(b)	1,704	235,101
Microsoft Corp.	19,936	8,975,985
Oracle Corp.	4,648	1,049,426
Palo Alto Networks, Inc.(b)	1,880	529,577
ServiceNow, Inc.(b)	2,801	348,360
		11,622,371
Technology Distributors–0.02%
CDW Corp.	349	43,782
Technology Hardware, Storage & Peripherals–6.09%
Apple, Inc.	39,980	12,476,159
Dell Technologies, Inc., Class C	846	356,090
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Hewlett Packard Enterprise Co.	3,611	$155,417
HP, Inc.	2,491	67,356
NetApp, Inc.	537	93,594
Super Micro Computer, Inc.(b)(c)	1,365	62,913
		13,211,529
Telecom Tower REITs–0.19%
American Tower Corp.	1,263	236,130
Crown Castle, Inc.	1,197	109,526
SBA Communications Corp., Class A	287	58,307
		403,963
Tobacco–0.49%
Altria Group, Inc.	4,579	318,607
Philip Morris International, Inc. (Switzerland)	4,228	749,962
		1,068,569
Trading Companies & Distributors–0.27%
Fastenal Co.	3,118	137,816
Ferguson Enterprises, Inc.	531	119,990
United Rentals, Inc.	171	170,259
W.W. Grainger, Inc.	121	149,343
		577,408
Transaction & Payment Processing Services–1.44%
Block, Inc., Class A(b)	1,438	108,885
Corpay, Inc.(b)	181	65,486
Fidelity National Information Services, Inc.	1,399	60,143
Fiserv, Inc.(b)	1,442	81,559
Mastercard, Inc., Class A	2,420	1,195,432
PayPal Holdings, Inc.	2,527	113,083
Visa, Inc., Class A	4,577	1,493,750
		3,118,338
Water Utilities–0.03%
American Water Works Co., Inc.	522	64,347
Wireless Telecommunication Services–0.12%
T-Mobile US, Inc.	1,369	256,729
Total Common Stocks & Other Equity Interests (Cost $93,319,871)		167,696,833
Principal Amount
Equity Linked Notes–5.22%
Diversified Banks–4.54%
BNP Paribas (S&P 500® Index) (France), 127.16%, 07/01/2026(e)	$1,011,000	1,018,513
Citigroup, Inc. (S&P 500® Index),
151.41%, 06/08/2026(e)	648,000	601,039
152.78%, 06/15/2026(e)	860,000	854,049
123.55%, 07/02/2026(e)	959,000	959,000
Principal Amount		Value
Diversified Banks–(continued)
Mizuho Financial Group, Inc. (S&P 500® Index) (Japan),
145.90%, 06/01/2026	$799,000	$634,883
152.00%, 06/04/2026(e)	816,000	650,578
140.65%, 06/11/2026(e)	567,000	552,483
145.00%, 06/17/2026(e)	1,083,000	1,065,588
140.20%, 06/23/2026(e)	927,000	923,369
137.80%, 06/25/2026(e)	1,104,000	1,112,057
Royal Bank of Canada (S&P 500® Index) (Canada), 117.46%, 06/29/2026(e)	870,000	876,617
Societe Generale S.A. (S&P 500® Index) (France), 154.62%, 06/10/2026(e)	627,000	601,919
		9,850,095
Diversified Capital Markets–0.68%
UBS AG (S&P 500® Index) (Switzerland),
149.70%, 06/03/2026(e)	729,000	592,398
134.10%, 06/18/2026(e)	909,000	886,316
		1,478,714
Total Equity Linked Notes (Cost $11,909,000)		11,328,809
Shares
Money Market Funds–18.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g)	13,783,646	13,783,646
Invesco Treasury Portfolio, Institutional Class, 3.52%(f)(g)	25,425,036	25,425,036
Total Money Market Funds (Cost $39,208,682)		39,208,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.58% (Cost $144,437,553)		218,234,324
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 3.58%(f)(g)(h)	175,687	175,687
Invesco Private Prime Fund, 3.75%(f)(g)(h)	455,466	455,557
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $631,244)		631,244
TOTAL INVESTMENTS IN SECURITIES–100.87% (Cost $145,068,797)		218,865,568
OTHER ASSETS LESS LIABILITIES—(0.87)%		(1,891,693)
NET ASSETS–100.00%		$216,973,875
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented 5.20% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $10,693,926, which represented 4.93% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,072,745	$11,379,707	$(10,668,806)	$-	$-	$13,783,646	$385,870
Invesco Treasury Portfolio, Institutional Class	24,104,793	21,133,741	(19,813,498)	-	-	25,425,036	704,101
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,449,773	7,950,878	(9,224,964)	-	-	175,687	8,332*
Invesco Private Prime Fund	3,755,319	17,312,889	(20,612,293)	(222)	(136)	455,557	22,984*
Total	$42,382,630	$57,777,215	$(60,319,561)	$(222)	$(136)	$39,839,926	$1,121,287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$167,696,833	$—	$—	$167,696,833
Equity Linked Notes	—	11,328,809	—	11,328,809
Money Market Funds	39,208,682	631,244	—	39,839,926
Total Investments	$206,905,515	$11,960,053	$—	$218,865,568
Invesco Income Advantage U.S. Fund